Long-term Debt - Senior Guaranteed Noted (Details)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal due on maturity	CAD 1,674,200,000		CAD 1,740,000,000
Senior guaranteed notes	1,932,000,000		2,148,600,000
Current notes and debentures issued and current portion of non-current notes and debentures issued	63,800,000		90,600,000
Non-current portion of non-current notes and debentures issued	1,868,200,000		2,058,000,000
Repayments of senior guaranteed notes	90,300,000		66,700,000
Borrowings	4,111,000,000		3,820,700,000
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities	197,000,000	$ 1,390,000,000
Repayments of senior guaranteed notes	68,900,000		50,100,000
Senior guaranteed notes | Cross Currency Derivative Contract Swap 2018
Disclosure of detailed information about borrowings [line items]
Borrowings | $				$ 1,360,000,000
Derivative notional amount	1,440,000,000
Senior guaranteed notes | Foreign Exchange Forward Derivative Contract Swap May 2022
Disclosure of detailed information about borrowings [line items]
Borrowings | $				30,000,000
Derivative notional amount	CAD 32,200,000
5.48% Interest, Maturing 3/24/2017
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 67,500,000.0
Borrowings, interest rate	5.48%			5.48%
Principal due on maturity	CAD 0
Senior guaranteed notes	CAD 0		90,600,000
4.58% Interest, Maturing 4/22/2018
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 31,000,000.0
Borrowings, interest rate	4.58%			4.58%
Principal due on maturity	CAD 29,900,000
Senior guaranteed notes	CAD 38,800,000		41,600,000
2.65% Interest, Maturing 6/12/2018
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 20,000,000.0
Borrowings, interest rate	2.65%			2.65%
Principal due on maturity	CAD 20,400,000
Senior guaranteed notes	25,000,000		26,900,000
4.29% Interest, Maturing 5/22/2019
Disclosure of detailed information about borrowings [line items]
Principal	CAD 7,000,000.0
Borrowings, interest rate	4.29%			4.29%
Principal due on maturity	CAD 7,000,000
Senior guaranteed notes	CAD 7,000,000		7,000,000
3.39% Interest, Maturing 5/22/2019
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 68,800,000.0
Borrowings, interest rate	3.39%			3.39%
Principal due on maturity	CAD 66,700,000
Senior guaranteed notes	CAD 85,100,000		91,300,000
6.03% Interest, Maturing 3/24/2020
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 155,000,000.0
Borrowings, interest rate	6.03%			6.03%
Principal due on maturity	CAD 158,300,000
Senior guaranteed notes	194,000,000		208,100,000
5.53% Interest, Maturing 4/14/2021
Disclosure of detailed information about borrowings [line items]
Principal	CAD 50,000,000.0
Borrowings, interest rate	5.53%			5.53%
Principal due on maturity	CAD 50,000,000
Senior guaranteed notes	CAD 50,000,000		50,000,000
5.13% Interest, Maturing 4/14/2021
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 82,000,000.0
Borrowings, interest rate	5.13%			5.13%
Principal due on maturity	CAD 79,000,000
Senior guaranteed notes	CAD 102,700,000		110,100,000
3.29% Interest, Maturing 6/20/2021
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 52,500,000.0
Borrowings, interest rate	3.29%			3.29%
Principal due on maturity	CAD 56,300,000
Senior guaranteed notes	65,700,000		70,500,000
4.76% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal	CAD 25,000,000.0
Borrowings, interest rate	4.76%			4.76%
Principal due on maturity	CAD 25,000,000
Senior guaranteed notes	CAD 25,000,000		25,000,000
4.00% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 200,000,000.0
Borrowings, interest rate	4.00%			4.00%
Principal due on maturity	CAD 199,100,000
Senior guaranteed notes	250,400,000		268,500,000
4.11% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal	CAD 10,000,000.0
Borrowings, interest rate	4.11%			4.11%
Principal due on maturity	CAD 10,000,000
Senior guaranteed notes	CAD 10,000,000		10,000,000
3.78% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 270,000,000.0
Borrowings, interest rate	3.78%			3.78%
Principal due on maturity	CAD 274,700,000
Senior guaranteed notes	338,000,000		362,500,000
3.85% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal	CAD 40,000,000.0
Borrowings, interest rate	3.85%			3.85%
Principal due on maturity	CAD 40,000,000
Senior guaranteed notes	CAD 40,000,000		40,000,000
3.75% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 257,500,000.0
Borrowings, interest rate	3.75%			3.75%
Principal due on maturity	CAD 276,400,000
Senior guaranteed notes	322,400,000		345,700,000
3.94% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal	CAD 65,000,000.0
Borrowings, interest rate	3.94%			3.94%
Principal due on maturity	CAD 65,000,000
Senior guaranteed notes	CAD 65,000,000		65,000,000
4.08% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 230,000,000.0
Borrowings, interest rate	4.08%			4.08%
Principal due on maturity	CAD 291,100,000
Senior guaranteed notes	CAD 287,900,000		308,900,000
4.18% Interest, Maturing 4/22/2027
Disclosure of detailed information about borrowings [line items]
Principal | $				$ 20,000,000.0
Borrowings, interest rate	4.18%			4.18%
Principal due on maturity	CAD 25,300,000
Senior guaranteed notes	CAD 25,000,000		CAD 26,900,000